Subsequent events	6 Months Ended
Jun. 30, 2017
Subsequent Events [Abstract]
Subsequent events

16. Subsequent events

On July 10, 2017, the Company redeemed the June 2019 Senior Secured Notes for a total redemption amount of US$215,456,000 consisting of the entire outstanding principal balance, interest to the redemption date and debt extinguishment loss amounting to US$200,000,000, US$2,456,000 and US$13,000,000 (equal to the 6.5% of the outstanding principal amount), respectively. The Company funded the redemption using the proceeds from the issuance of its February 2021 Senior Secured Notes.